UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4054

                        Oppenheimer AMT-Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. The Fund underwent a significant change during the period, as we removed all bonds in the portfolio that generate income subject to the federal alternative minimum tax (AMT), prior to the beginning of the calendar year. This could have reduced the Fund's yield, since AMT-free bonds generally carry lower coupons than AMT-generating bonds of comparable quality and maturity. However, that was not the case. Our research and credit analysis capabilities allowed us to identify AMT-free bonds with yields as good as or better than those of AMT-generating securities. Among them were Master Settlement Agreement (MSA)-backed bonds, which are bonds backed by each state's (or U.S. territory's) share of the national settlement agreement with major tobacco manufacturers; inverse floaters; and lesser-known but higher-yielding bonds tied to higher education, energy and health care facilities. Significantly, we were able to divest the AMT-generating bonds without incurring any net realized capital gains or additional ordinary income for shareholders.
   The Fund's 2.07% total return for Class A shares without sales charge, was less than the 3.89% return of its benchmark, the Lehman Brothers Municipal Bond Index. This was mainly the result of declining prices for MSA bonds and credit downgrades for two holdings. All bonds have made scheduled interest and principal payments.
   However, the Fund achieved very attractive yields, due largely to its substantial allocation to MSA bonds and to the inverse floaters, whose yields rose as interest rates declined over the 12-month period.
   As of September 30, 2003, MSA bonds represented 25.2% of total market value of investments, and thus impacted the Fund's share price volatility over the past year. Over the past 12 months, the prices of MSA bonds were exceptionally volatile due to the fear of oversupply and a $10 billion Illinois state court decision against Phillip Morris. The court decision required Phillip Morris to pay the judgment or put up a $12 billion bond to appeal the decision. The size of the bonding requirement necessary to appeal the decision raised the specter of potential bankruptcy for Phillip Morris and a possible default on Phillip Morris's share of the tobacco settlement payments. Ultimately, however, the bonding requirement was reduced, and although this litigation continues, all MSA payments have been made on schedule.
   We continue to believe in the total return potential of MSA bonds, despite their recent price volatility. It is our opinion that the litigation risk affecting these bonds is less than many investors fear. While persistent litigation may continue to influence the tobacco sector, most recent court decisions have in fact been in favor of the industry. MSA bonds continue to carry investment-grade ratings by all three of the nationally recognized rating agencies and offer yields well above comparably rated credits. Adding to their appeal is the fact that future issuance is likely to be smaller than past issuance levels.

5  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION

The amount of MSA-backed bonds New York can issue is finite: approximately $7 billion. Already, roughly $5 billion of this has been issued by the state and its various localities, leaving just $2 billion to issue in coming years. New York State and New York City, the two major state entities that can issue the $2 billion, have both indicated that they have no plans to issue any more debt as "stand alone" MSA bonds, so the current picture is that there will not be any more significant issuance. As MSA-backed bonds become relatively scarce over time, continued demand for their very appealing yields could lead to higher prices and exceptional total returns.
   Bonds downgraded during this fiscal year included bonds backed by revenues from Mt. Sinai Medical Center and a general obligation bond issued by the U.S Territory of Guam. Mt. Sinai's credit-rating reduction was triggered by financial performance from higher costs and lower revenues, while Guam's resulted from declining tourism and the short-term effect of a severe typhoon. In both cases, principal and interest payments continued on schedule. We've maintained our positions, believing the bond's long-term prospects favor recovery.
   Finally, the Fund's total return benefited from a pre-refunded general obligation bond issued by the City of New York. In a pre-refunding, a new bond is issued and the proceeds are invested in Treasury securities earmarked to repay principal on the pre-refunded bond. With this added guarantee of principal repayment, the pre-refunded bond becomes a more secure credit and appreciates significantly in price. The Fund's holdings, strategy and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2003. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, and the applicable contingent deferred sales charge for Class B and Class C shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Lehman Brothers Index contains bonds subject to the Federal AMT tax and NY state and NYC taxes. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the Index.

6  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer AMT-Free New York Municipals (Class A)
     Lehman Brothers Municipal Bond Index

[LINE CHART]
              Value of Investment   Lehman Brothers
Date                  In Fund    Municipal Bond Index

09/30/1993             $9,525           $10,000
12/31/1993             $9,642           $10,140
03/31/1994             $9,049            $9,584
06/30/1994             $9,042            $9,689
09/30/1994             $8,999            $9,756
12/31/1994             $8,794            $9,616
03/31/1995             $9,489           $10,296
06/30/1995             $9,689           $10,544
09/30/1995             $9,861           $10,847
12/31/1995            $10,343           $11,295
03/31/1996            $10,221           $11,159
06/30/1996            $10,264           $11,244
09/30/1996            $10,517           $11,502
12/31/1996            $10,771           $11,795
03/31/1997            $10,747           $11,767
06/30/1997            $11,150           $12,172
09/30/1997            $11,440           $12,539
12/31/1997            $11,758           $12,879
03/31/1998            $11,889           $13,028
06/30/1998            $12,050           $13,226
09/30/1998            $12,397           $13,632
12/31/1998            $12,443           $13,714
03/31/1999            $12,562           $13,835
06/30/1999            $12,329           $13,591
09/30/1999            $12,104           $13,537
12/31/1999            $11,888           $13,432
03/31/2000            $12,237           $13,824
06/30/2000            $12,342           $14,033
09/30/2000            $12,683           $14,373
12/31/2000            $13,238           $15,001
03/31/2001            $13,547           $15,334
06/30/2001            $13,670           $15,434
09/30/2001            $13,922           $15,867
12/31/2001            $13,827           $15,770
03/31/2002            $13,876           $15,919
06/30/2002            $14,232           $16,501
09/30/2002            $14,772           $17,285
12/31/2002            $14,717           $17,285
03/31/2003            $14,629           $17,492
06/30/2003            $15,025           $17,944
09/30/2003            $15,078           $17,958

Average Annual Total Returns of Class A Shares of the Fund at 9/30/03*
1-Year -2.77%     5-Year 2.98%      10-Year 4.19%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer AMT-Free New York Municipals (Class B)
     Lehman Brothers Municipal Bond Index

[LINE CHART]
               Value of Investment  Lehman Brothers
Date                  In Fund     Municipal Bond Index

09/30/1993            $10,000           $10,000
12/31/1993            $10,110           $10,140
03/31/1994             $9,462            $9,584
06/30/1994             $9,437            $9,689
09/30/1994             $9,381            $9,756
12/31/1994             $9,151            $9,616
03/31/1995             $9,846           $10,296
06/30/1995            $10,044           $10,544
09/30/1995            $10,203           $10,847
12/31/1995            $10,673           $11,295
03/31/1996            $10,527           $11,159
06/30/1996            $10,552           $11,244
09/30/1996            $10,791           $11,502
12/31/1996            $11,031           $11,795
03/31/1997            $10,986           $11,767
06/30/1997            $11,377           $12,172
09/30/1997            $11,651           $12,539
12/31/1997            $11,952           $12,879
03/31/1998            $12,072           $13,028
06/30/1998            $12,212           $13,226
09/30/1998            $12,539           $13,632
12/31/1998            $12,561           $13,714
03/31/1999            $12,648           $13,835
06/30/1999            $12,389           $13,591
09/30/1999            $12,147           $13,537
12/31/1999            $11,930           $13,432
03/31/2000            $12,280           $13,824
06/30/2000            $12,385           $14,033
09/30/2000            $12,728           $14,373
12/31/2000            $13,285           $15,001
03/31/2001            $13,595           $15,334
06/30/2001            $13,718           $15,434
09/30/2001            $13,971           $15,867
12/31/2001            $13,876           $15,770
03/31/2002            $13,925           $15,919
06/30/2002            $14,282           $16,501
09/30/2002            $14,824           $17,285
12/31/2002            $14,770           $17,285
03/31/2003            $14,681           $17,492
06/30/2003            $15,078           $17,944
09/30/2003            $15,132           $17,958

Average Annual Total Returns of Class B Shares of the Fund at 9/30/03*
1-Year -3.47%       5-Year 2.87%         10-Year 4.23%

*See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 9/30/93 for Class A and Class B and 8/31/95 for Class C.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer AMT-Free New York Municipals (Class C)
     Lehman Brothers Municipal Bond Index

[LINE CHART]
              Value of Investment  Lehman Brothers
Date                 In Fund   Municipal Bond Index

08/29/1995           $10,000        $10,000
09/30/1995           $10,110        $10,063
12/31/1995           $10,576        $10,479
03/31/1996           $10,424        $10,353
06/30/1996           $10,445        $10,432
09/30/1996           $10,680        $10,671
12/31/1996           $10,916        $10,943
03/31/1997           $10,871        $10,917
06/30/1997           $11,257        $11,293
09/30/1997           $11,529        $11,633
12/31/1997           $11,827        $11,949
03/31/1998           $11,936        $12,086
06/30/1998           $12,084        $12,270
09/30/1998           $12,399        $12,647
12/31/1998           $12,420        $12,723
03/31/1999           $12,506        $12,836
06/30/1999           $12,259        $12,609
09/30/1999           $12,013        $12,559
12/31/1999           $11,775        $12,461
03/31/2000           $12,097        $12,825
06/30/2000           $12,178        $13,019
09/30/2000           $12,490        $13,334
12/31/2000           $13,013        $13,917
03/31/2001           $13,291        $14,226
06/30/2001           $13,396        $14,319
09/30/2001           $13,618        $14,721
12/31/2001           $13,488        $14,631
03/31/2002           $13,510        $14,769
06/30/2002           $13,830        $15,309
09/30/2002           $14,328        $16,036
12/31/2002           $14,246        $16,036
03/31/2003           $14,133        $16,229
06/30/2003           $14,498        $16,647
09/30/2003           $14,521        $16,660

Average Annual Total Returns of Class C Shares of the Fund at 9/30/03*
1-Year 0.39%        5-Year 3.21%          Since Inception 4.72%

*See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 9/30/93 for Class A and Class B and 8/31/95 for Class C.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

8  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Distribution yield at net asset value is annualized (based on last distribution) and divided by the net asset value on the Fund's 9/23/03 distribution date. Standardized yield (based on net investment income for the 30-day period ended 9/30/03) is annualized and divided by the period-end offering price. Distribution yield at net asset value does not include sales charges, which would reduce results. For Classes B and C, distribution yield at Maximum Offering Price does not include contingent deferred sales charges Falling share prices may artificially increase yields.

Class A shares were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%, except where noted. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so an individual's account performance may have been higher for that period.

Class B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

9  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  September 30, 2003

Principal                                                                                                  Market Value
   Amount                                                                 Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--102.4%
-------------------------------------------------------------------------------------------------------------------------
 New York--94.9%
$14,500,000    Albany IDA (Charitable Leadership)                         5.750%          07/01/2026       $ 14,665,735
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Albany IDA (Charitable Leadership)                          6.000          07/01/2019          1,053,850
-------------------------------------------------------------------------------------------------------------------------
  1,140,000    Albany IDA (Sage Colleges)                                  5.250          04/01/2019          1,154,444
-------------------------------------------------------------------------------------------------------------------------
    500,000    Albany IDA (Sage Colleges)                                  5.300          04/01/2029            490,610
-------------------------------------------------------------------------------------------------------------------------
     30,000    Albany Parking Authority                                    5.625          07/15/2025             30,856
-------------------------------------------------------------------------------------------------------------------------
     30,000    Allegany County IDA (Houghton College)                      5.250          01/15/2024             30,005
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Amherst IDA (Daemen College)                                6.000          10/01/2021          1,035,350
-------------------------------------------------------------------------------------------------------------------------
    170,000    Bayshore HDC                                                7.500          02/01/2023            176,358
-------------------------------------------------------------------------------------------------------------------------
  5,895,000    Brookhaven IDA (Alternatives for Children)                  7.550          02/01/2033          6,018,264
-------------------------------------------------------------------------------------------------------------------------
  9,235,000    Brookhaven IDA (Dowling College)                            6.750          11/01/2032          9,170,263
-------------------------------------------------------------------------------------------------------------------------
    750,000    Buffalo Municipal Water Finance Authority, Series B         5.000          07/01/2027            762,442
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Dutchess County IDA (Marist College)                        5.000          07/01/2022          1,007,220
-------------------------------------------------------------------------------------------------------------------------
     30,000    East Rochester Hsg. Authority (St. John's Meadows)          5.750          08/01/2037             33,310
-------------------------------------------------------------------------------------------------------------------------
  1,095,000    Erie County IDA (DePaul Properties)                         5.750          09/01/2028            870,120
-------------------------------------------------------------------------------------------------------------------------
    200,000    Erie County IDA (DePaul Properties)                         6.500          09/01/2018            186,016
-------------------------------------------------------------------------------------------------------------------------
  5,600,000    Erie County IDA (Medaille College)                          7.625          04/01/2035          5,616,016
-------------------------------------------------------------------------------------------------------------------------
  9,050,000    Erie County IDA (The Episcopal Church Home)                 5.875          02/01/2018          9,226,294
-------------------------------------------------------------------------------------------------------------------------
  9,875,000    Erie County IDA (The Episcopal Church Home)                 6.000          02/01/2028          9,980,169
-------------------------------------------------------------------------------------------------------------------------
    100,000    Erie County Tobacco Asset Securitization Corp.              5.750          07/15/2015             97,413
-------------------------------------------------------------------------------------------------------------------------
    125,000    Erie County Tobacco Asset Securitization Corp.              6.125          07/15/2030            118,542
-------------------------------------------------------------------------------------------------------------------------
  4,685,000    Erie County Tobacco Asset Securitization Corp.              6.250          07/15/2040          4,499,287
-------------------------------------------------------------------------------------------------------------------------
  5,500,000    Erie County Tobacco Asset Securitization Corp.              6.500          07/15/2032          5,474,480
-------------------------------------------------------------------------------------------------------------------------
  3,750,000    Geneva IDA (Hobart & William Smith Colleges)                5.375          02/01/2033          3,894,712
-------------------------------------------------------------------------------------------------------------------------
  5,500,000    Hempstead IDA (Working Organization
               for Retarded Children)                                      6.900          08/01/2033          5,468,320
-------------------------------------------------------------------------------------------------------------------------
  1,790,000    Herkimer County IDA (Herkimer County
               College Foundation)                                         6.250          08/01/2034          1,856,767
-------------------------------------------------------------------------------------------------------------------------
  5,750,000    L.I. Power Authority RITES i                               15.966 r        09/01/2033          6,081,545
-------------------------------------------------------------------------------------------------------------------------
  4,395,000    L.I. Power Authority, Series A                              5.125          09/01/2029          4,423,216
-------------------------------------------------------------------------------------------------------------------------
     10,000    L.I. Power Authority, Series A                              5.250          12/01/2026             10,252
-------------------------------------------------------------------------------------------------------------------------
     25,000    L.I. Power Authority, Series A                              5.300          12/01/2019             27,508
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Monroe County IDA (Cloverwood Senior Living)                6.875          05/01/2033            983,530
-------------------------------------------------------------------------------------------------------------------------
    525,000    Monroe County IDA (Collegiate Hsg. Foundation--RIT)         5.375          04/01/2029            514,295
-------------------------------------------------------------------------------------------------------------------------
  1,800,000    Monroe County IDA (Depaul Community Facilities)             5.875          02/01/2028          1,585,638
-------------------------------------------------------------------------------------------------------------------------
     40,000    Monroe County IDA (Rochester Institute of Technology)       5.250          04/01/2019             40,061
-------------------------------------------------------------------------------------------------------------------------
  4,000,000    Monroe Newpower Corp.                                       5.500          01/01/2034          4,061,720
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Monroe Newpower Corp.                                       5.625          01/01/2026          1,023,360
-------------------------------------------------------------------------------------------------------------------------
 18,000,000    MTA Service Contract, Series A                              5.125          01/01/2029         18,303,300
-------------------------------------------------------------------------------------------------------------------------
    665,000    Nassau County IDA (ALIA--ACDS)                              6.125          09/01/2018            672,594
-------------------------------------------------------------------------------------------------------------------------
  2,170,000    Nassau County IDA (ALIA--AP)                                7.000          09/01/2028          2,184,821
-------------------------------------------------------------------------------------------------------------------------
    935,000    Nassau County IDA (ALIA--CMA)                               6.125          09/01/2018            945,678
-------------------------------------------------------------------------------------------------------------------------
  1,035,000    Nassau County IDA (ALIA--CSMR)                              6.125          09/01/2018          1,046,820
-------------------------------------------------------------------------------------------------------------------------
    700,000    Nassau County IDA (ALIA--EFLI)                              6.125          09/01/2018            707,994
-------------------------------------------------------------------------------------------------------------------------
    530,000    Nassau County IDA (ALIA--HAII)                              6.125          09/01/2018            536,053


10  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal                                                                                                  Market Value
   Amount                                                                 Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$   620,000    Nassau County IDA (ALIA - NCMRS)                            6.125%         09/01/2018       $    627,080
-------------------------------------------------------------------------------------------------------------------------
  2,775,000    Nassau County IDA (Hispanic Counseling Center)              7.625          06/01/2033          2,766,786
-------------------------------------------------------------------------------------------------------------------------
  7,000,000    Nassau County Tobacco Settlement Corp.                      6.500          07/15/2027          7,023,870
-------------------------------------------------------------------------------------------------------------------------
    210,000    New Rochelle Municipal Hsg. Authority, Series A             5.550          12/01/2014            202,419
-------------------------------------------------------------------------------------------------------------------------
  2,250,000    New Rochelle Municipal Hsg. Authority, Series B u           6.500          12/01/2014          2,168,572
-------------------------------------------------------------------------------------------------------------------------
     40,000    Newport Highlands HDC                                       6.100          08/01/2024             41,283
-------------------------------------------------------------------------------------------------------------------------
  2,500,000    Niagara County IDA (American Ref-Fuel Company)              5.550          11/15/2024          2,623,900
-------------------------------------------------------------------------------------------------------------------------
    100,000    Niagara County Tobacco Asset Securitization Corp.           5.500          05/15/2019             94,677
-------------------------------------------------------------------------------------------------------------------------
    500,000    Niagara County Tobacco Asset Securitization Corp.           6.250          05/15/2034            481,190
-------------------------------------------------------------------------------------------------------------------------
    160,000    Niagara County Tobacco Asset Securitization Corp.           6.250          05/15/2040            153,669
-------------------------------------------------------------------------------------------------------------------------
  7,645,000    Niagara Falls City School District COP                      5.375          06/15/2028          7,993,383
-------------------------------------------------------------------------------------------------------------------------
  3,245,000    NY Counties Tobacco Trust I (TASC)                          6.500          06/01/2035          3,229,521
-------------------------------------------------------------------------------------------------------------------------
 13,315,000    NY Counties Tobacco Trust II (TASC)                         5.625          06/01/2035         11,701,488
-------------------------------------------------------------------------------------------------------------------------
    250,000    NY Counties Tobacco Trust II (TASC)                         5.750          06/01/2014            242,520
-------------------------------------------------------------------------------------------------------------------------
     35,000    NYC GO                                                      5.000          08/01/2022             35,386
-------------------------------------------------------------------------------------------------------------------------
  2,305,000    NYC GO                                                      5.250          03/15/2032          2,640,009
-------------------------------------------------------------------------------------------------------------------------
  1,270,000    NYC GO                                                      5.250          03/15/2032          1,284,224
-------------------------------------------------------------------------------------------------------------------------
  2,500,000    NYC GO                                                      5.375          12/01/2026          2,561,225
-------------------------------------------------------------------------------------------------------------------------
  1,300,000    NYC GO                                                      5.500          06/01/2022          1,369,134
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYC GO                                                      5.875          08/01/2019          1,091,270
-------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO                                                      6.000          08/01/2011              5,092
-------------------------------------------------------------------------------------------------------------------------
  7,935,000    NYC GO                                                      6.125          08/01/2025          8,868,235
-------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO                                                      7.500          02/01/2019              5,061
-------------------------------------------------------------------------------------------------------------------------
  5,000,000    NYC GO RIBS                                                10.896 r        08/01/2013          5,287,800
-------------------------------------------------------------------------------------------------------------------------
  1,624,356    NYC HDC (Keith Plaza)                                       6.500          02/15/2018          1,708,384
-------------------------------------------------------------------------------------------------------------------------
  2,467,413    NYC HDC (Seaview Towers)                                    6.500          01/15/2018          2,595,052
-------------------------------------------------------------------------------------------------------------------------
    100,000    NYC Health & Hospital Corp.                                 5.375          02/15/2026            102,088
-------------------------------------------------------------------------------------------------------------------------
  1,920,000    NYC Health & Hospital Corp.                                 5.450          02/15/2026          1,969,824
-------------------------------------------------------------------------------------------------------------------------
  1,475,000    NYC IDA (American Council of Learned Societies)             5.250          07/01/2027          1,506,329
-------------------------------------------------------------------------------------------------------------------------
  6,000,000    NYC IDA (Calhoun School)                                    6.625          12/01/2034          5,995,320
-------------------------------------------------------------------------------------------------------------------------
  3,965,000    NYC IDA (Community Resource Developmentally Disabled)       7.500          08/01/2026          4,031,295
-------------------------------------------------------------------------------------------------------------------------
    520,000    NYC IDA (Crowne Plaza-LaGuardia) u                          6.000          11/01/2028            295,417
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYC IDA (Eger Harbor House)                                 5.875          05/20/2044          1,094,480
-------------------------------------------------------------------------------------------------------------------------
 12,000,000    NYC IDA (Legal Aid Society)                                 8.600          11/01/2033         12,455,400
-------------------------------------------------------------------------------------------------------------------------
  3,700,000    NYC IDA (Lycee Francais De New York)                        5.375          06/01/2023          3,788,467
-------------------------------------------------------------------------------------------------------------------------
  4,000,000    NYC IDA (Lycee Francais De New York)                        6.800          06/01/2028          4,063,600
-------------------------------------------------------------------------------------------------------------------------
  2,100,000    NYC IDA (Polytechnic University)                            6.000          11/01/2020          1,885,884
-------------------------------------------------------------------------------------------------------------------------
  4,080,000    NYC IDA (Polytechnic University)                            6.125          11/01/2030          3,571,102
-------------------------------------------------------------------------------------------------------------------------
  1,380,000    NYC IDA (PSCH)                                              6.375          07/01/2033          1,424,822
-------------------------------------------------------------------------------------------------------------------------
  1,495,000    NYC IDA (Staten Island University Hospital)                 6.450          07/01/2032          1,594,358
-------------------------------------------------------------------------------------------------------------------------
  6,020,000    NYC IDA (The Child School)                                  7.550          06/01/2033          6,098,802
-------------------------------------------------------------------------------------------------------------------------
 15,785,000    NYC IDA (Touro College)                                     6.350          06/01/2029         14,013,292
-------------------------------------------------------------------------------------------------------------------------
  5,600,000    NYC IDA (Urban Resource Institute)                          7.375          11/01/2033          5,552,624
-------------------------------------------------------------------------------------------------------------------------
  5,600,000    NYC IDA (Vocational Instruction)                            7.750          02/01/2033          5,792,192
-------------------------------------------------------------------------------------------------------------------------
  4,245,000    NYC IDA (YMCA of Greater NY)                                5.250          08/01/2021          4,347,177


11  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued

Principal                                                                                                  Market Value
   Amount                                                                 Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$ 3,000,000    NYC Municipal Water Finance Authority                       5.000%         06/15/2032       $  3,027,480
-------------------------------------------------------------------------------------------------------------------------
     75,000    NYC Municipal Water Finance Authority                       5.125          06/15/2030             75,964
-------------------------------------------------------------------------------------------------------------------------
  6,000,000    NYC Municipal Water Finance Authority                       5.125          06/15/2033          6,117,780
-------------------------------------------------------------------------------------------------------------------------
     15,000    NYC Municipal Water Finance Authority                       5.250          06/15/2029             15,347
-------------------------------------------------------------------------------------------------------------------------
  8,000,000    NYC Municipal Water Finance Authority                       5.500          06/15/2033          8,546,800
-------------------------------------------------------------------------------------------------------------------------
     50,000    NYS DA (Dept. of Health)                                    5.500          07/01/2025             53,377
-------------------------------------------------------------------------------------------------------------------------
  5,750,000    NYS DA (Ithaca College)                                     5.250          07/01/2026          5,923,420
-------------------------------------------------------------------------------------------------------------------------
    230,000    NYS DA (Judicial Facilities Lease)                          7.375          07/01/2016            293,560
-------------------------------------------------------------------------------------------------------------------------
  1,500,000    NYS DA (Lenox Hill Hospital Obligated Group)                5.500          07/01/2030          1,531,725
-------------------------------------------------------------------------------------------------------------------------
     25,000    NYS DA (Mental Health)                                      5.375          02/15/2026             26,192
-------------------------------------------------------------------------------------------------------------------------
  9,750,000    NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                            6.500          07/01/2025          9,896,738
-------------------------------------------------------------------------------------------------------------------------
 10,000,000    NYS DA (Mt. Sinai/NYU Health)                               6.000          07/01/2026         10,116,600
-------------------------------------------------------------------------------------------------------------------------
  9,330,000    NYS DA (Mt. Sinai/NYU Health)                               6.250          07/01/2022          9,474,522
-------------------------------------------------------------------------------------------------------------------------
  5,000,000    NYS DA (School District Financing)                          5.750          10/01/2030          5,520,800
-------------------------------------------------------------------------------------------------------------------------
  4,000,000    NYS DA (SS Joachim & Anne Residence)                        5.250          07/01/2027          4,044,440
-------------------------------------------------------------------------------------------------------------------------
     35,000    NYS DA (St. Joseph's Hospital Health Center)                5.250          07/01/2018             36,979
-------------------------------------------------------------------------------------------------------------------------
     80,000    NYS DA (St. Vincent's Hospital & Medical Center)            7.375          08/01/2011             80,394
-------------------------------------------------------------------------------------------------------------------------
 13,090,000    NYS DA (State University Educational Facilities)            5.250          05/15/2015         14,682,922
-------------------------------------------------------------------------------------------------------------------------
  2,510,000    NYS DA (State University Educational Facilities)            5.250          05/15/2021          2,745,287
-------------------------------------------------------------------------------------------------------------------------
  5,000,000    NYS DA (Upstate Community College)                          5.000          07/01/2028          5,071,800
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS DA (Winthrop University Hospital)                       5.500          07/01/2023          1,035,400
-------------------------------------------------------------------------------------------------------------------------
     85,000    NYS EFC (NYS Water Services)                                6.600          09/15/2012             86,220
-------------------------------------------------------------------------------------------------------------------------
     20,000    NYS EFC (NYS Water Services)                                7.200          03/15/2011             20,097
-------------------------------------------------------------------------------------------------------------------------
  1,500,000    NYS ERDA (NIMO)                                             6.625          10/01/2013          1,567,350
-------------------------------------------------------------------------------------------------------------------------
  5,470,000    NYS HFA RITES i                                            10.898 r        11/01/2015          6,267,635
-------------------------------------------------------------------------------------------------------------------------
     25,000    NYS LGAC, Series C                                          5.000          04/01/2021             25,664
-------------------------------------------------------------------------------------------------------------------------
     45,000    NYS Medcare (Hospital & Nursing Home)                       5.400          08/15/2033             45,488
-------------------------------------------------------------------------------------------------------------------------
  2,800,000    NYS Medcare (Long Term Health Care)                         6.400          11/01/2014          2,839,564
-------------------------------------------------------------------------------------------------------------------------
     80,000    NYS Medcare (St. Luke's Hospital)                           5.625          08/15/2018             81,858
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS UDC (Correctional Facilities)                           5.250          01/01/2021          1,028,910
-------------------------------------------------------------------------------------------------------------------------
  3,000,000    NYS UDC (Personal Income Tax)                               5.125          03/15/2027          3,061,830
-------------------------------------------------------------------------------------------------------------------------
  1,750,000    NYS UDC RITES i                                            16.034 r        03/15/2025          1,863,260
-------------------------------------------------------------------------------------------------------------------------
    100,000    Oneida County IDA (Mohawk Valley
               Handicapped Services)                                       5.300          03/15/2019            103,158
-------------------------------------------------------------------------------------------------------------------------
     55,000    Onondaga County IDA (Salina Free Library)                   5.500          12/01/2022             56,545
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Orange County IDA (Glen Arden)                              5.625          01/01/2018            882,220
-------------------------------------------------------------------------------------------------------------------------
    275,000    Orange County IDA (Glen Arden)                              5.700          01/01/2028            226,086
-------------------------------------------------------------------------------------------------------------------------
  1,500,000    Otsego County IDA (Hartwick College)                        5.900          07/01/2022          1,551,615
-------------------------------------------------------------------------------------------------------------------------
  8,880,000    Port Authority NY/NJ (Delta Air Lines)                      6.950          06/01/2008          8,929,994
-------------------------------------------------------------------------------------------------------------------------
  2,475,000    Rensselaer County Tobacco Asset Securitization Corp.        5.625          06/01/2035          2,175,080
-------------------------------------------------------------------------------------------------------------------------
  2,000,000    Rensselaer County Tobacco Asset Securitization Corp.        5.750          06/01/2043          1,765,600
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Rockland County Tobacco Asset Securitization Corp.          5.625          08/15/2035            878,600
-------------------------------------------------------------------------------------------------------------------------
  3,150,000    Rockland County Tobacco Asset Securitization Corp.          5.750          08/15/2043          2,780,442
-------------------------------------------------------------------------------------------------------------------------
  2,500,000    Saratoga County IDA (Saratoga Hospital)                     5.125          12/01/2033          2,537,450


12  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal                                                                                                  Market Value
   Amount                                                                 Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$10,000,000    SONYMA, Series 29 RITES                                     9.300% r       10/01/2024       $ 10,163,200
-------------------------------------------------------------------------------------------------------------------------
    250,000    SONYMA, Series 83                                           5.550          10/01/2027            259,033
-------------------------------------------------------------------------------------------------------------------------
    150,000    Suffolk County IDA (Dowling College)                        6.625          06/01/2024            148,155
-------------------------------------------------------------------------------------------------------------------------
  1,500,000    Suffolk County IDA (Jefferson's Ferry)                      7.200          11/01/2019          1,571,835
-------------------------------------------------------------------------------------------------------------------------
    100,000    Syracuse IDA (Crouse Irving Companies)                      5.250          01/01/2017            102,263
-------------------------------------------------------------------------------------------------------------------------
     25,000    Triborough Bridge & Tunnel Authority                        5.000          01/01/2020             26,089
-------------------------------------------------------------------------------------------------------------------------
     15,000    Triborough Bridge & Tunnel Authority                        5.250          01/01/2028             16,657
-------------------------------------------------------------------------------------------------------------------------
  3,585,000    Triborough Bridge & Tunnel Authority RITES i               15.931 r        11/15/2032          3,725,532
-------------------------------------------------------------------------------------------------------------------------
  2,560,000    Triborough Bridge & Tunnel Authority RITES i               15.945 r        11/15/2027          2,697,984
-------------------------------------------------------------------------------------------------------------------------
 10,000,000    Triborough Bridge & Tunnel Authority RITES i               15.945 r        11/15/2032         10,392,000
-------------------------------------------------------------------------------------------------------------------------
  4,550,000    Triborough Bridge & Tunnel Authority RITES i               16.431 r        11/15/2029          4,948,216
-------------------------------------------------------------------------------------------------------------------------
  2,500,000    Triborough Bridge & Tunnel Authority RITES i               17.034 r        11/15/2023          3,059,500
-------------------------------------------------------------------------------------------------------------------------
    260,000    TSASC, Inc. (TFABs)                                         5.500          07/15/2013            247,900
-------------------------------------------------------------------------------------------------------------------------
  2,255,000    TSASC, Inc. (TFABs)                                         5.500          07/15/2024          2,003,117
-------------------------------------------------------------------------------------------------------------------------
 93,930,000    TSASC, Inc. (TFABs)                                         5.750          07/15/2032         84,969,078
-------------------------------------------------------------------------------------------------------------------------
    100,000    TSASC, Inc. (TFABs)                                         6.000          07/15/2018             98,832
-------------------------------------------------------------------------------------------------------------------------
     15,000    TSASC, Inc. (TFABs)                                         6.000          07/15/2019             14,818
-------------------------------------------------------------------------------------------------------------------------
    100,000    TSASC, Inc. (TFABs)                                         6.000          07/15/2019             99,134
-------------------------------------------------------------------------------------------------------------------------
     25,000    TSASC, Inc. (TFABs)                                         6.000          07/15/2020             24,391
-------------------------------------------------------------------------------------------------------------------------
    150,000    TSASC, Inc. (TFABs)                                         6.000          07/15/2021            144,666
-------------------------------------------------------------------------------------------------------------------------
  1,190,000    TSASC, Inc. (TFABs)                                         6.250          07/15/2027          1,156,180
-------------------------------------------------------------------------------------------------------------------------
 15,350,000    TSASC, Inc. (TFABs)                                         6.250          07/15/2034         14,869,852
-------------------------------------------------------------------------------------------------------------------------
    410,000    TSASC, Inc. (TFABs)                                         6.375          07/15/2039            403,702
-------------------------------------------------------------------------------------------------------------------------
    325,000    Ulster County IDA (Benedictine Hospital)                    6.400          06/01/2014            315,042
-------------------------------------------------------------------------------------------------------------------------
  1,950,000    Ulster County IDA (Benedictine Hospital)                    6.450          06/01/2024          1,797,627
-------------------------------------------------------------------------------------------------------------------------
    155,000    United Nations Devel. Corp., Series B                       5.600          07/01/2026            155,085
-------------------------------------------------------------------------------------------------------------------------
  3,000,000    Utica IDA (Utica College Civic Facility)                    5.750          08/01/2028          2,890,410
-------------------------------------------------------------------------------------------------------------------------
  1,250,000    Utica IDA (Utica College Civic Facility)                    6.750          12/01/2021          1,262,200
-------------------------------------------------------------------------------------------------------------------------
    175,000    Westchester County Healthcare Corp.                         6.000          11/01/2030            185,080
-------------------------------------------------------------------------------------------------------------------------
    500,000    Westchester County IDA (Kendal on Hudson)                   6.500          01/01/2034            500,865
-------------------------------------------------------------------------------------------------------------------------
  1,965,000    Westchester County IDA (Rippowam-Cisqua School)             5.750          06/01/2029          2,002,610
-------------------------------------------------------------------------------------------------------------------------
     55,000    Yonkers IDA (Community Devel. Properties)                   6.625          02/01/2026             58,264
                                                                                                           --------------
                                                                                                            549,850,441
-------------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--7.5%
     45,000    Guam Airport Authority, Series A                            6.500          10/01/2023             45,939
-------------------------------------------------------------------------------------------------------------------------
  8,375,000    Guam GO, Series A                                           5.400          11/15/2018          7,820,156
-------------------------------------------------------------------------------------------------------------------------
  1,085,000    Guam GO, Series A                                           6.000          09/01/2006          1,079,933
-------------------------------------------------------------------------------------------------------------------------
  5,250,000    Guam Power Authority, Series A                              5.125          10/01/2029          5,400,097
-------------------------------------------------------------------------------------------------------------------------
 10,000,000    Guam Power Authority, Series A                              5.250          10/01/2034         10,394,500
-------------------------------------------------------------------------------------------------------------------------
  5,100,000    Puerto Rico Children's Trust Fund (TASC)                    5.625          05/15/2043          4,509,777
-------------------------------------------------------------------------------------------------------------------------
  3,720,000    Puerto Rico Highway & Transportation
               Authority, Series D                                         5.250          07/01/2038          3,791,573
-------------------------------------------------------------------------------------------------------------------------
  4,305,000    Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)                     5.000          08/01/2022          4,376,980
-------------------------------------------------------------------------------------------------------------------------
  3,950,000    Puerto Rico Public Finance Corp., Series E                  5.500          08/01/2029          4,128,184


13  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued

Principal                                                                                                  Market Value
   Amount                                                                 Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$ 1,485,000    V.I. Public Finance Authority, Series A                     5.500%         10/01/2022       $  1,500,890
-------------------------------------------------------------------------------------------------------------------------
    250,000    V.I. Water & Power Authority                                5.300          07/01/2018            250,498
                                                                                                           --------------
                                                                                                             43,298,527

-------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $583,306,864)--102.4%                                                    593,148,968
-------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets--(2.4)                                                               (13,655,899)
                                                                           ----------------------------------------------
 Net Assets--100.0%                                                                                        $579,493,069
                                                                           ==============================================



Footnotes to Statement of Investments
i. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
r. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
u. Issuer is in default. See Note 1 of Notes to Financial Statements.

 To simplify the listings of securities, abbreviations are used per the table below:

ACDS          Association for Children with Down Syndrome
ALIA          Alliance of Long Island Agencies
AP            Advantage Planning, Inc.
CMA           Community Mainstreaming Associates, Inc.
COP           Certificates of Participation
CSMR          Community Services for the Mentally Retarded
DA            Dormitory Authority
EFC           Environmental Facilities Corp.
EFLI          Epilepsy Foundation of L.I., Inc.
ERDA          Energy Research and Development Authority
GO            General Obligation
HAII          Homes Anew II, Inc.
HDC           Housing Development Corp.
HFA           Housing Finance Agency
HJDOI         Hospital for Joint Diseases Orthopaedic Institute
HJDOI         Hospital for Joint Diseases Orthopaedic Institute
IDA           Industrial Development Agency
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
LGAC          Local Government Assistance Corp.
L.I.          Long Island
MSH/NYU       Mount Sinai Hospital/New York University
MTA           Metropolitan Transportation Authority
NCMRS         Nassau Community Mental Retardation Services Co.
NIMO          Niagara Mohawk Power Corporation
NY/NJ         New York/New Jersey
NYC           New York City
NYS           New York State
RIBS          Residual Interest Bonds
RIT           Rochester Institute of Technology
RITES         Residual Interest Tax Exempt Security
SONYMA        State of New York Mortgage Agency
TASC          Tobacco Settlement Asset-Backed Bonds
TFABs         Tobacco Flexible Amortization Bonds
UDC           Urban Development Corp.
V.I.          United States Virgin Islands
YMCA          Young Men's Christian Association



14  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

 Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                   Market Value          Percent
--------------------------------------------------------------------------
 Tobacco Settlements                        $149,257,826             25.2%
 Higher Education                             86,977,250             14.7
 Not-for-Profit Organization                  72,859,970             12.3
 Highways/Railways                            46,960,851              7.9
 Hospital/Health Care                         43,925,727              7.4
 Electric Utilities                           33,240,046              5.6
 General Obligation                           32,104,070              5.4
 Education                                    27,469,599              4.6
 Adult Living Facilities                      24,956,637              4.2
 Water Utilities                              18,565,910              3.1
 Multifamily Housing                          14,287,493              2.4
 Sales Tax Revenue                            10,579,828              1.8
 Single Family Housing                        10,422,233              1.8
 Municipal Leases                              9,374,117              1.6
 Airlines                                      8,929,994              1.5
 Resource Recovery                             2,623,900              0.4
 Hotels, Restaurants & Leisure                   295,417              0.1
 Special Assessment                              155,085               --
 Sewer Utilities                                  86,220               --
 Marine/Aviation Facilities                       45,939               --
 Parking Fee Revenue                              30,856               --
                                            ------------------------------
 Total                                      $593,148,968            100.0%
                                            ==============================



--------------------------------------------------------------------------
 Summary of Ratings        September 30, 2003 / Unaudited
--------------------------------------------------------------------------
 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:
 Ratings                                                          Percent
--------------------------------------------------------------------------
 AAA                                                                 12.5%
 AA                                                                  15.4
 A                                                                   26.7
 BBB                                                                 20.6
 BB                                                                   9.8
 B                                                                    1.5
 CCC                                                                  0.0
 CC                                                                   0.0
 C                                                                    0.0
 D                                                                    0.0
 Not Rated                                                           13.5
                                                                   -------
 Total                                                              100.0%
                                                                   =======



 Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

 See accompanying Notes to Financial Statements.


15  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003


------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $583,306,864)--see accompanying statement                        $593,148,968
------------------------------------------------------------------------------------------------------------
 Cash                                                                                              546,490
------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                       10,289,408
 Investments sold                                                                                1,047,344
 Shares of beneficial interest sold                                                                351,628
 Other                                                                                               1,539
                                                                                              --------------
 Total assets                                                                                  605,385,377

------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at September 30, 2003)                              23,800,000
 Shares of beneficial interest redeemed                                                            899,586
 Dividends                                                                                         529,572
 Distribution and service plan fees                                                                331,032
 Trustees' compensation                                                                            111,309
 Shareholder reports                                                                               106,316
 Transfer and shareholder servicing agent fees                                                      36,688
 Other                                                                                              77,805
                                                                                              --------------
 Total liabilities                                                                              25,892,308


------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                   $579,493,069
                                                                                              ==============

------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                                   $     47,061
------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                    574,180,991
------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                               869,948
------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                       (5,447,035)
------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                      9,842,104
                                                                                              --------------
 Net Assets                                                                                   $579,493,069
                                                                                              ==============





16  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $533,563,023 and 43,331,753 shares of beneficial interest outstanding)                                $12.31
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                                                           $12.92
--------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $32,850,522
 and 2,666,976 shares of beneficial interest outstanding)                                              $12.32
--------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,079,524
 and 1,062,014 shares of beneficial interest outstanding)                                              $12.32



 See accompanying Notes to Financial Statements.


17  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003


--------------------------------------------------------------------------------
 Investment Income

 Interest                                                         $ 37,604,108

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                     3,109,306
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                             1,218,583
 Class B                                                               360,217
 Class C                                                               118,449
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               313,980
 Class B                                                                24,193
 Class C                                                                 9,457
--------------------------------------------------------------------------------
 Interest expense                                                      243,129
--------------------------------------------------------------------------------
 Shareholder reports                                                   188,468
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            35,152
--------------------------------------------------------------------------------
 Trustees' compensation                                                 21,474
--------------------------------------------------------------------------------
 Other                                                                  95,262
                                                                  --------------
 Total expenses                                                      5,737,670
 Less reimbursement of management fees                                 (45,159)
 Less reduction of custodian expenses                                   (8,579)
                                                                  --------------
 Net expenses                                                        5,683,932

--------------------------------------------------------------------------------
 Net Investment Income                                              31,920,176

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on investments                                    3,976,493
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments              (24,736,955)

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $ 11,159,714
                                                                  ==============




 See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended September 30,                                                        2003                2002
-----------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                   $ 31,920,176        $ 30,974,320
-----------------------------------------------------------------------------------------------------------
 Net realized gain                                                          3,976,493           4,521,259
-----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                    (24,736,955)         (1,793,435)
                                                                         ----------------------------------
 Net increase in net assets resulting from operations                      11,159,714          33,702,144

-----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                  (29,702,221)        (27,928,216)
 Class B                                                                   (1,724,048)         (1,907,404)
 Class C                                                                     (566,285)           (416,916)

-----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                   16,406,594           2,465,308
 Class B                                                                   (6,602,592)         (5,695,177)
 Class C                                                                    2,897,386           2,266,607

-----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                 (8,131,452)          2,486,346
-----------------------------------------------------------------------------------------------------------
 Beginning of period                                                      587,624,521         585,138,175
                                                                         ----------------------------------
 End of period [including undistributed net investment
 income of $869,948 and $942,326, respectively]                          $579,493,069        $587,624,521
                                                                         ==================================



 See accompanying Notes to Financial Statements.




19  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS


 Class A    Year Ended September 30                        2003       2002        2001       2000       1999
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 12.75    $ 12.67     $ 12.15    $ 12.24    $ 13.17
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .71        .68         .67        .64        .64
 Net realized and unrealized gain (loss)                   (.44)       .06         .50       (.09)      (.94)
                                                      -----------------------------------------------------------
 Total from investment operations                           .27        .74        1.17        .55       (.30)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.71)      (.66)       (.65)      (.64)      (.63)
 Distributions from net realized gain                        --         --          --         -- 1       --
                                                      -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.71)      (.66)       (.65)      (.64)      (.63)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $12.31     $12.75      $12.67     $12.15     $12.24
                                                      ===========================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                        2.07%      6.11%       9.77%      4.78%     (2.36)%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $533,563   $536,126    $530,464   $509,288   $575,254
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $531,977   $525,519    $526,333   $529,839   $603,604
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     5.57%      5.44%       5.30%      5.45%      5.04%
 Total expenses                                            0.93% 4,5  0.89% 4     0.84% 4    0.89% 4    0.88% 4
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     63%        73%         10%        26%        18%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

 Class B      Year Ended September 30                         2003       2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                      $ 12.75    $ 12.68    $ 12.16    $ 12.25  $ 13.18
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .60        .58        .56        .53      .54
 Net realized and unrealized gain (loss)                      (.42)       .06        .51       (.07)    (.94)
                                                           ------------------------------------------------------
 Total from investment operations                              .18        .64       1.07        .46     (.40)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.61)      (.57)      (.55)      (.55)    (.53)
 Distributions from net realized gain                           --         --         --         -- 1     --
                                                           ------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.61)      (.57)      (.55)      (.55)    (.53)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $12.32     $12.75     $12.68     $12.16   $12.25
                                                           ======================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           1.36%      5.22%      8.94%      3.98%   (3.11)%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $32,851    $40,896    $46,422    $49,671  $78,526
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $36,000    $42,021    $48,115    $60,299  $98,597
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                        4.77%      4.67%      4.53%      4.68%    4.25%
 Total expenses                                               1.71% 4,5  1.66% 4    1.61% 4    1.67% 4  1.65% 4
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        63%        73%        10%        26%      18%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued


 Class C    Year Ended September 30                    2003          2002        2001         2000       1999
-------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period               $ 12.75       $ 12.68     $ 12.15      $ 12.24    $ 13.17
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .60           .57         .56          .56        .56
 Net realized and unrealized gain (loss)               (.42)          .07         .52         (.10)      (.96)
                                                    ---------------------------------------------------------------
 Total from investment operations                       .18           .64        1.08          .46       (.40)
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.61)         (.57)       (.55)        (.55)      (.53)
 Distributions from net realized gain                    --            --          --           -- 1       --
                                                    ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.61)         (.57)       (.55)        (.55)      (.53)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $12.32        $12.75      $12.68       $12.15     $12.24
                                                    ===============================================================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    1.35%         5.22%       9.03%        3.97%     (3.11)%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $13,080       $10,603      $8,251       $5,954     $6,450
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $11,852       $ 9,183      $6,979       $6,121     $6,622
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 4.78%         4.66%       4.51%        4.68%      4.26%
 Total expenses                                        1.72% 4,5     1.66% 4     1.61% 4      1.66% 4    1.65% 4
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 63%           73%         10%          26%        18%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer AMT-Free New York Municipals (the Fund), formerly Oppenheimer New York Municipal Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $54,486,672 as of September 30, 2003. Including the effect of leverage, inverse floaters represent 18.95% of the Fund's total assets as of September 30, 2003.



23  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2003, securities with an aggregate market value of $2,463,989, representing 0.43% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                Net Unrealized
                                                                  Appreciation
                                                              Based on Cost of
                                                                Securities and
    Undistributed     Undistributed          Accumulated     Other Investments
    Net Investment        Long-Term                 Loss    for Federal Income
    Income                     Gain     Carryforward 1,2          Tax Purposes
    ---------------------------------------------------------------------------
    $1,174,885                   $--          $1,850,927            $6,245,989

 1. As of September 30, 2003, the Fund had $1,850,927 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              ----------------------
                              2009        $1,850,927

 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the Fund utilized $2,846,086 and $3,377,482, respectively, of capital loss carryforwards to offset capital gains realized in the respective fiscal years.





24  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

 The tax character of distributions paid during the years ended September 30, 2003 and September 30, 2002 was as follows:
                                             Year Ended            Year Ended
                                     September 30, 2003    September 30, 2002
           ------------------------------------------------------------------
           Distributions paid from:
           Exempt-interest dividends        $31,992,554           $30,252,536

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities
           and other investments                          $586,902,979
                                                          ============
           Gross unrealized appreciation                  $ 15,486,758
           Gross unrealized depreciation                    (9,240,769)
                                                          ------------
           Net unrealized appreciation                    $  6,245,989
                                                          ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2003, the Fund's projected benefit obligations were increased by $359 and payments of $11,789 were made to retired trustees, resulting in an accumulated liability of $105,797 as of September 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.



25  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               Year Ended September 30, 2003        Year Ended September 30, 2002
                                   Shares             Amount            Shares             Amount
----------------------------------------------------------------------------------------------------
 Class A
 Sold                           5,818,730       $ 71,829,097         3,479,772       $ 43,555,176
 Dividends and/or
 distributions reinvested       1,668,859         20,587,368         1,461,383         18,313,181
 Redeemed                      (6,201,237)       (76,009,871)       (4,747,937)       (59,403,049)
                               ---------------------------------------------------------------------
 Net increase                   1,286,352       $ 16,406,594           193,218       $  2,465,308
                               =====================================================================


----------------------------------------------------------------------------------------------------
 Class B
 Sold                             709,641       $  8,780,005           730,570       $  9,150,679
 Dividends and/or
 distributions reinvested          98,823          1,220,174            99,794          1,251,055
 Redeemed                      (1,347,750)       (16,602,771)       (1,285,667)       (16,096,911)
                               ---------------------------------------------------------------------
 Net decrease                    (539,286)      $ (6,602,592)         (455,303)      $ (5,695,177)
                               =====================================================================


----------------------------------------------------------------------------------------------------
 Class C
 Sold                             453,368       $  5,622,411           278,896       $  3,497,987
 Dividends and/or
 distributions reinvested          31,731            391,119            21,696            271,877
 Redeemed                        (254,461)        (3,116,144)         (120,092)        (1,503,257)
                               ---------------------------------------------------------------------
 Net increase                     230,638       $  2,897,386           180,500       $  2,266,607
                               =====================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $376,382,104 and $373,421,223, respectively.


26  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.
    Effective September 1, 2003, the Manager voluntarily agreed to waive a portion of its advisory fee at an annual rate equal to 0.10% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fifth quintile of the Fund's Lipper peer group. The Manager will voluntarily waive a portion of its advisory fee at an annual rate equal to 0.05% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fourth quintile of the Fund's Lipper peer group. The foregoing advisory fee waiver automatically terminates while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the first, second or third quintile of the Fund's Lipper peer group. The foregoing waiver may be amended or withdrawn by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003, the Fund paid $369,303 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            Aggregate            Class A        Concessions         Concessions           Concessions
                            Front-End          Front-End         on Class A          on Class B            on Class C
                        Sales Charges      Sales Charges             Shares              Shares                Shares
                           on Class A        Retained by        Advanced by         Advanced by           Advanced by
 Year Ended                    Shares        Distributor      Distributor 1       Distributor 1         Distributor 1
---------------------------------------------------------------------------------------------------------------------
 September 30, 2003          $449,336           $206,771           $573,956            $297,722               $45,734

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


27  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued

                                 Class A            Class B            Class C
                              Contingent         Contingent         Contingent
                                Deferred           Deferred           Deferred
                           Sales Charges      Sales Charges      Sales Charges
                             Retained by        Retained by        Retained by
 Year Ended                  Distributor        Distributor        Distributor
--------------------------------------------------------------------------------
 September 30, 2003              $11,400           $115,811             $7,800

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended September 30, 2003, expense under the Class A Plan totaled $1,218,583, all of which were paid by the Distributor to recipients, which included $899,488 retained by the Distributor and $21,109 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                                     Distributor's
                                                                Distributor's            Aggregate
                                                                    Aggregate        Uncompensated
                                                                Uncompensated        Expenses as %
                   Total Expenses          Amount Retained           Expenses        of Net Assets
                       Under Plan           by Distributor         Under Plan             of Class
---------------------------------------------------------------------------------------------------
 Class B Plan            $360,217                 $350,387         $1,561,276                4.75%
 Class C Plan             118,449                   30,638            220,009                1.68


--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of September 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of September 30, 2003 was $39,035,672, which represents 6.74% of the Fund's net assets.


28  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $23,800,000 at September 30, 2003 at an interest rate of 1.75%. For the year ended September 30, 2003, the average monthly loan balance was $12,945,726 at an average interest rate of 1.863%. The Fund had gross borrowings and gross loan repayments of $288,200,000 and $264,400,000, respectively, during the year ended September 30, 2003. The maximum amount of borrowings outstanding at any month-end was $31,000,000. The Fund paid commitment fees of $1,572 and interest of $240,400, during the year ended September 30, 2003.


29  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer AMT-Free New York Municipals:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free New York Municipals, formerly Oppenheimer New York Municipal Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free New York Municipals as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 October 21, 2003

30  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding any taxable dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended September 30, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


31  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited


--------------------------------------------------------------------------------
Name, Position(s) Held          Principal Occupation(s) During Past 5 Years;
with Fund, Length of            Other Trusteeships/Directorships Held by
Service, Age                    Trustee; Number of Portfolios in Fund Complex
                                Currently Overseen by Trustee

INDEPENDENT TRUSTEES            The address of each Trustee in the chart below
                                is 6803 S. Tucson Way, Centennial, CO
                                80112-3924. Each Trustee oversees 25 portfolios in the OppenheimerFunds complex except for Mr.
                                Galli who also serves as trustee of 10 other
                                Oppenheimer funds that are not Board I funds.
                                Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,             Of Counsel (since 1993), Hogan & Hartson (a law
Chairman of the Board           firm). Other directorships: Weyerhaeuser Corp.
of Trustees (since 2003);       (since 1999) and Danielson Holding Corp. (since
Trustee (since 1991)            2002); formerly a director of Caterpillar, Inc.
Age: 72                         (1993-December 2002).

Robert G. Galli,                A trustee or director of other Oppenheimer
Trustee (since 1996)            funds. Formerly Trustee (May 2000-2002) of
Age: 70                         Research Foundation of AIMR (investment
                                research, non-profit) and Vice Chairman (October
                                1995-December 1997) of OppenheimerFunds, Inc.
                                (the Manager).

Phillip A. Griffiths,           A director (since 1991) of the Institute for
Trustee, (since 1999)           Advanced Study, Princeton, N.J., a director
Age: 64                         (since 2001) of GSI Lumonics, a trustee (since
                                1983) of Woodward Academy, a Senior Advisor
                                (since 2001) of The Andrew W. Mellon Foundation.
                                A member of: the National Academy of Sciences
                                (since 1979), American Academy of Arts and
                                Sciences (since 1995), American Philosophical
                                Society (since 1996) and Council on Foreign
                                Relations (since 2002). Formerly a director of
                                Bankers Trust New York Corporation (1994-1999).

Joel W. Motley,                 Director (since 2002) Columbia Equity Financial
Trustee (since 2002)            Corp. (privately-held financial adviser);
Age: 51                         Managing Director (since 2002) Carmona Motley,
                                Inc. (privately-held financial adviser);
                                Formerly he held the following positions:
                                Managing Director (January 1998-December 2001),
                                Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January
                                1992-December 1997), Carmona Motley & Co.
                                (privately-held financial adviser).

Kenneth A. Randall,             A director of Dominion Resources, Inc. (electric
Trustee (since 1984)            utility holding company) and Prime Retail, Inc.
Age: 76                         (real estate investment trust); formerly a
                                director of Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board,
                                Inc. (international economic and business research) and a director of Lumbermens Mutual
                                Casualty Company, American Motorists Insurance
                                Company and American Manufacturers Mutual
                                Insurance Company.

Edward V. Regan,                President, Baruch College, CUNY; a director of
Trustee (since 1993)            RBAsset (real estate manager); a director of
Age: 73                         OffitBank; formerly Trustee, Financial
                                Accounting Foundation (FASB and GASB), Senior
                                Fellow of Jerome Levy Economics Institute, Bard
                                College, Chairman of Municipal Assistance
                                Corporation for the City of New York, New York
                                State Comptroller and Trustee of New York State and Local Retirement Fund.

Russell S. Reynolds, Jr.,       Chairman (since 1993) of The Directorship Search
Trustee (since 1989)            Group, Inc. (corporate governance consulting and
Age: 71                         executive recruiting); a life trustee of
                                International House (non-profit educational organization), and a trustee (since 1996) of the Greenwich Historical Society.


32  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Donald W. Spiro,                Chairman Emeritus (since January 1991) of the
Vice Chairman of the            Manager. Formerly a director (January
Board of Trustees,              1969-August 1999) of the Manager.
Trustee (since 1985)
Age: 77

--------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICER  The address of Mr. Murphy in the chart below is
                                Two World Financial Center, New York, NY 10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                 Chairman, Chief Executive Officer and director
President and Trustee,          (since June 2001) and President (since September
Trustee (since 2001)            2000) of the Manager; President and a director
Age: 54                         or trustee of other Oppenheimer funds; President
                                and a director (since July 2001) of Oppenheimer
                                Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership
                                Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                Services, Inc. and of Shareholder Financial
                                Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since
                                July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional
                                Asset Management, Inc. and Centennial Asset
                                Management Corporation (since November 2001),
                                HarbourView Asset Management Corporation and OFI
                                Private Investments, Inc. (since July 2001);
                                President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                Asset Management, Inc.; a director (since
                                November 2001) of Trinity Investment Management
                                Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive
                                Vice President (since February 1997) of
                                Massachusetts Mutual Life Insurance Company (the
                                Manager's parent company); a director (since
                                June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L.
                                Babson & Company, Inc.); formerly, Chief
                                Operating Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                1999-November 2001) of MML Series Investment
                                Fund and MassMutual Institutional Funds
                                (open-end investment companies); a director
                                (September 1999-August 2000) of C.M. Life
                                Insurance Company; President, Chief Executive
                                Officer and director (September 1999-August
                                2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                                Bancorp and Hibernia Savings Bank (a
                                wholly-owned subsidiary of Emerald Isle
                                Bancorp). Oversees 83 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Mr. Zack, Two World Financial Center, New York, NY 10080, for Mr. Wixted, 6803
                                S. Tucson Way, Centennial, CO 80112-3924, for Mr. Fielding, 350 Linden Oaks, Rochester, NY 14625. Each Officer, except Fielding, oversees 83 portfolios in the OppenheimerFunds complex. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Ronald H. Fielding,             Senior Vice President (since January 1996) of
Vice President (since 2002)     the Manager; Chairman of the Rochester Division
Age: 54                         of the Manager (since January 1996); an officer
                                of 9 portfolios in the OppenheimerFunds complex.




33  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued

Brian W. Wixted,                Senior Vice President and Treasurer (since March
Treasurer (since 1999)          1999) of the Manager; Treasurer (since March
Age: 43                         1999) of HarbourView Asset Management
                                Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc.,
                                Oppenheimer Partnership Holdings, Inc., OFI
                                Private Investments, Inc. (since March 2000),
                                OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (since May 2000) and OFI
                                Institutional Asset Management, Inc. (since
                                November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial Officer (since May 2000) of
                                Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                (since March 1999) of Oppenheimer Acquisition
                                Corp. and OppenheimerFunds Legacy Program (since
                                April 2000); formerly Principal and Chief
                                Operating Officer (March 1995-March 1999),
                                Bankers Trust Company-Mutual Fund Services
                                Division.

Robert G. Zack,                 Senior Vice President (since May 1985) and
Secretary (since 2001)          General Counsel (since February 2002) of the
Age: 55                         Manager; General Counsel and a director (since
                                November 2001) of OppenheimerFunds Distributor,
                                Inc.; Senior Vice President and General Counsel
                                (since November 2001) of HarbourView Asset
                                Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                Partnership Holdings, Inc.; Senior Vice
                                President, General Counsel and a director (since
                                November 2001) of Shareholder Services, Inc.,
                                Shareholder Financial Services, Inc., OFI
                                Private Investments, Inc., Oppenheimer Trust
                                Company and OFI Institutional Asset Management,
                                Inc.; General Counsel (since November 2001) of
                                Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Acting General Counsel (November
                                2001-February 2002) and Associate General
                                Counsel (May 1981-October 2001) of the Manager;
                                Assistant Secretary of Shareholder Services,
                                Inc. (May 1985-November 2001), Shareholder
                                Financial Services, Inc. (November 1989-November
                                2001); OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (October 1997-November
                                2001).


The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

34  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)